Business combination (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Oct. 30, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)
The allocation of the purchase price as of the date of acquisition
Net assets acquired (i)	¥ 16,408
Goodwill	31,188		¥ 454	$ 68		¥ 31,188
Deferred tax liabilities	(1,953)
Noncontrolling interests (ii)	(23,453)
Total	30,000
Non-competed agreements
The allocation of the purchase price as of the date of acquisition
Identifiable and amortizable intangible assets (note 8)	6,740
Trademarks
The allocation of the purchase price as of the date of acquisition
Identifiable and amortizable intangible assets (note 8)	1,070
Yuancui
Business Acquisition [Line Items]
Cash consideration for subscription of newly issued ordinary shares	20,000
Cash consideration for acquisition of equity interest from the shareholders	¥ 10,000
Equity interest held (in percent)	51.00%	70.00%			78.00%		51.00%
The allocation of the purchase price as of the date of acquisition
Goodwill					¥ 454		¥ 31,188
Cash consideration for further capital injection		¥ 8,563
Tuqiang
Business Acquisition [Line Items]
Equity interest held (in percent)					78.00%
The allocation of the purchase price as of the date of acquisition
Net assets acquired(i)			(968)
Goodwill			454
Noncontrolling interests (ii)			114
Total			¥ (400)